Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission expenses
Credit and debit cards	$ 3,938	$ 2,741	$ 4,095
Checks and others	48	43	31
Collections and transactional services	305	291	312
Fund management	1	1	1
Capital markets and securities activities	202	173	238
Financial advisory services	6	5	6
Correspondent services	802	791	723
Other fees and commissions	2,847	2,688	2,488
Total fee and commission expenses	$ 8,149	$ 6,733	$ 7,894